EQUIPMENT FINANCING - Disclosure of changes for equipment financing liability and interest expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Long Term Equipment Financing Liability [Abstract]
Beginning balance	$ 0
Financing liabilities at initial recognition	720,763
Principal payments	(93,001)
Ending balance	627,762	$ 0
Less: Current liability portion	168,510
Long-Term liability portion	459,252
Interest expenses	$ 29,307	$ 0